SCHEDULE OF INVESTMENTS

Ivy ProShares MSCI ACWI Index Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Communication Services – 0.0%
Telstra Corp. Ltd. ADR	13	$32

Consumer Discretionary – 0.0%
Aristocrat Leisure Ltd.	2	42

Consumer Staples – 0.2%
Coca-Cola Amatil Ltd.	4	27
Coles Group Ltd.	3	35
Treasury Wine Estates Ltd.	2	24
Wesfarmers Ltd.	3	83
Woolworths Ltd.	3	80

		249

Energy – 0.1%
Origin Energy Ltd.	6	36
Santos Ltd.	7	40
Woodside Petroleum Ltd.	3	63

		139

Financials – 0.7%
Australia and New Zealand Banking Group Ltd.	7	129
Australian Stock Exchange Ltd.	1	49
Commonwealth Bank of Australia	4	246
Insurance Australia Group Ltd.	7	36
Macquarie Group Ltd.	1	84
National Australia Bank Ltd.	7	119
QBE Insurance Group Ltd.	6	56
Suncorp Group Ltd.	5	41
Westpac Banking Corp.	9	148

		908

Health Care – 0.2%
Cochlear Ltd.	—*	39
CSL Ltd.	1	236
Ramsay Health Care Ltd.	1	26
Sonic Healthcare Ltd.	2	45

		346

Industrials – 0.1%
Aurizon Holdings Ltd.	8	30
Brambles Ltd.	5	45
Transurban Group	7	75

		150

Information Technology – 0.0%
Computershare Ltd.	3	33

Materials – 0.3%
BHP Group Ltd.	7	193
BHP Group plc	5	115
Fortescue Metals Group Ltd.	5	39
Incitec Pivot Ltd.	11	24
Newcrest Mining Ltd.	2	51
South32 Ltd.	15	28

		450

Real Estate – 0.1%
Dexus	4	35
Goodman Group	5	51
GPT Group	8	32
Lendlease Group	2	28
Mirvac Group	13	29
Scentre Group	14	38
Stockland Corp. Ltd.	11	34

		247

Utilities – 0.1%
AGL Energy Ltd.	2	35

APA Group	5	36

		71

Total Australia - 1.8%		$2,667

Austria

Financials – 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	2	58

Total Austria - 0.1%		$58
Belgium
Consumer Staples – 0.1%
Anheuser-Busch InBev S.A./N.V.	2	158

Financials – 0.1%
ageas N.V.	1	33
KBC Group N.V.	1	54

		87

Health Care – 0.0%
UCB S.A./N.V.	1	41

Materials – 0.1%
Solvay S.A.	—*	37
Umicore S.A.	1	52

		89

Total Belgium - 0.3%		$375
Bermuda
Financials – 0.1%
Arch Capital Group Ltd.(A)	1	61
Everest Re Group Ltd.	—*	33

		94

Total Bermuda - 0.1%		$94

Brazil

Communication Services – 0.0%
Telefonica Brasil S.A.	2	36

Consumer Discretionary – 0.2%
Lojas Renner S.A.	4	53
MercadoLibre, Inc.(A)	—*	58

		111

Consumer Staples – 0.1%
Ambev S.A.	14	67
JBS S.A.	4	25

		92

Energy – 0.1%
Petroleo Brasileiro S.A.	21	159

Financials – 0.5%
B3 S.A. - Brasil, Bolsa, Balcao	7	74
Banco Bradesco S.A.	14	125
Banco do Brasil S.A.	4	48
BB Seguridade Participacoes S.A.	5	43
Itau Unibanco Holdings S.A.	15	136
Itausa Investimentos Itau S.A.	18	64

		490

Industrials – 0.0%
Localiza Rent a Car S.A.	3	38
Rumo S.A.(A)	6	37
WEG S.A.	6	50

		125

Materials – 0.1%
Vale S.A.	10	131

Real Estate – 0.0%
BR Malls Participacoes S.A.	9	40

Utilities – 0.0%
Equatorial Energia S.A.	8	46

Total Brazil - 1.0%		$1,230

Canada

Communication Services – 0.0%
BCE, Inc.(B)	1	25
Rogers Communications, Inc., Class B	1	65
Thomson Reuters Corp.	—*	34

		124

Consumer Discretionary – 0.2%
Canadian Tire Corp. Ltd., Class A	—*	28
Dollarama, Inc.	1	43
Gildan Activewear, Inc.	1	26
lululemon athletica, Inc.(A)	—*	62
Magna International, Inc.	1	57
Restaurant Brands International, Inc.	1	39

		255

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	3	79
George Weston Ltd.	—*	26
Loblaw Cos. Ltd.	1	39
Metro, Inc.	1	43

		187

Energy – 0.6%
AltaGas Ltd.	2	27
Canadian Natural Resources Ltd.	3	107
Cenovus Energy, Inc.	4	37
Enbridge, Inc.	5	203
Inter Pipeline Ltd.	2	36
Keyera Corp.(B)	1	30
Pembina Pipeline Corp.	2	57
Suncor Energy, Inc.	4	142
TransCanada Corp.	2	127

		766

Financials – 1.1%
Bank of Montreal	1	110
Bank of Nova Scotia (The)	3	154
Brookfield Asset Management, Inc., Class A	2	133
Canadian Imperial Bank of Commerce	1	83
Fairfax Financial Holdings Ltd.	—*	37
Intact Financial Corp.	1	60
Manulife Financial Corp.	5	103
National Bank of Canada(B)	1	44
Royal Bank of Canada	3	267
Sun Life Financial, Inc.	2	81
Toronto-Dominion Bank	4	236

		1,308

Industrials – 0.3%
Canadian National Railway Co.	2	176
Canadian Pacific Railway Ltd.	—*	110

WSP Global, Inc.(B)	1	38

		324

Information Technology – 0.1%
CGI Group, Inc., Class A(A)	1	44
Constellation Software, Inc.	—*	54
Open Text Corp.	1	39
Shopify, Inc., Class A(A)	—*	108

		245

Materials – 0.4%
Agnico-Eagle Mines Ltd.	1	56
Barrick Gold Corp.	5	85
Franco-Nevada Corp.	1	62
Kirkland Lake Gold Ltd.	1	28
Nutrien Ltd.	2	80
Teck Cominco Ltd.	1	26
Wheaton Precious Metals Corp.	2	58

		395

Utilities – 0.1%
Emera, Inc.	1	47
Fortis, Inc.	1	54
Hydro One Ltd.	2	36

		137

Total Canada - 2.9%		$3,741

Chile

Consumer Discretionary – 0.0%
Saci Falabella	8	36

Utilities – 0.1%
Enel Americas S.A.	349	77

Total Chile - 0.1%		$113

China

Communication Services – 0.7%
58.com, Inc. ADR(A)	—*	20
China Mobile Ltd.	16	136
China Tower Corp. Ltd., H Shares	138	30
JOYY, Inc. ADR(A)	—*	16
NetEase.com, Inc. ADR	—*	77
Tencent Holdings Ltd.	14	670

		949

Consumer Discretionary – 0.9%
Alibaba Group Holding Ltd. ADR(A)	4	861
ANTA Sports Products Ltd.	4	35
Geely Automobile Holdings Ltd.	15	29
Huazhu Group Ltd. ADR	1	20
JD.com, Inc. ADR(A)	2	75
Meituan Dianping, Class B(A)	3	42
New Oriental Education & Technology Group, Inc. ADR(A)	—*	54
Pinduoduo, Inc. ADR(A)	1	19
Shenzhou International Group Holdings Ltd.	3	47
Trip.com Group Ltd. ADR(A)	2	58
YUM! Brands, Inc.	1	53

		1,293

Consumer Staples – 0.0%
China Mengniu Dairy Co. Ltd.	10	42
Hengan International Group Co. Ltd.	4	30

		72

Energy – 0.1%
China Petroleum & Chemical Corp., H Shares	75	45
China Shenhua Energy Co. Ltd., H Shares	11	23
CNOOC Ltd.	56	92

PetroChina Co. Ltd., H Shares	54	27

		187

Financials – 0.8%
Bank of Communications Co. Ltd.	44	32
BOC Hong Kong (Holdings) Ltd., H Shares	221	94
China Cinda Asset Management Co. Ltd., H Shares	115	26
China CITIC Bank Corp. Ltd., H Shares	52	31
China Construction Bank Corp.	249	215
China Life Insurance Co. Ltd.	5	23
China Life Insurance Co. Ltd., H Shares	25	69
China Merchants Bank Co. Ltd., H Shares	12	64
China Minsheng Banking Corp. Ltd., H Shares	46	35
China Pacific Insurance (Group) Co. Ltd., H Shares	10	39
CITIC Securities Co. Ltd., H Shares	11	25
Huatai Securities Co. Ltd., H Shares(B)	19	34
Industrial and Commercial Bank of China Ltd., H Shares	185	142
PICC Property and Casualty Co. Ltd., H Shares	30	36
Ping An Insurance (Group) Co. of China Ltd., H Shares	15	178

		1,043

Health Care – 0.0%
China Medical System Holdings Ltd.	12	17
CSPC Pharmaceutical Group Ltd.	12	29

		46

Industrials – 0.0%
ZTO Express (Cayman), Inc. ADR	2	54

Information Technology – 0.1%
Baidu.com, Inc. ADR(A)	1	119
GDS Holdings Ltd. ADR(A)(B)	1	31
Sunny Optical Technology (Group) Co. Ltd.	2	30
Xiaomi Corp., Class B(A)	26	36

		216

Materials – 0.0%
Anhui Conch Cement Co. Ltd., H Shares	5	39

Real Estate – 0.2%
China Evergrande Group(A)(B)	10	28
China Overseas Land & Investment Ltd.	15	59
China Vanke Co. Ltd., H Shares	3	13
Country Garden Holdings Co. Ltd.	23	37
Sunac China Holdings Ltd.	8	46

		183

Utilities – 0.0%
CGN Power Co. Ltd., H Shares	140	37

ENN Energy Holdings Ltd.	3	36

		73

Total China - 2.8%		$4,155
Denmark
Consumer Staples – 0.1%
Carlsberg Group	—*	60

Financials – 0.0%
Danske Bank A.S.	2	30

Health Care – 0.2%
Coloplast A/S, Class B	—*	53
Genmab A.S.(A)	—*	45
Novo Nordisk A/S, Class B	5	261
Novozymes A/S, Class B	1	43

		402

Industrials – 0.1%
A.P. Moller - Maersk A/S	—*	38
DSV Panalpina A/S	1	80
Vestas Wind Systems A/S	—*	45

		163

Materials – 0.0%
Chr. Hansen Holding A/S	—*	34

Utilities – 0.1%
Orsted A/S	1	69

Total Denmark - 0.5%		$758

Finland

Energy – 0.0%
Neste Oyj	1	41

Financials – 0.1%
Nordea Bank AB	11	87

Industrials – 0.1%
Kone Oyj, Class B	1	62

Information Technology – 0.0%
Nokia OYJ	15	55

Materials – 0.1%
UPM-Kymmene Corp.	1	52

Total Finland - 0.3%		$297

France

Communication Services – 0.2%
Orange S.A.	5	75
Publicis Groupe S.A.	1	30
Ubisoft Entertainment S.A.(A)	—*	23
Vivendi Universal	2	70

		198

Consumer Discretionary – 0.7%
Accor S.A.	1	34
Compagnie Generale des Etablissements Michelin, Class B	1	69
Hermes International	—*	66
LVMH Moet Hennessy - Louis Vuitton	1	309
Peugeot S.A.	2	51
Pinault-Printemps-Redoute S.A.	—*	130
Renault S.A.	1	28
Sodexo S.A.	—*	28

		715

Consumer Staples – 0.3%
Carrefour S.A.	2	38
Danone S.A.	2	134
L’Oreal	1	184
Pernod Ricard S.A.	1	107

		463

Energy – 0.3%
Total S.A.	6	309

Financials – 0.4%
Axa S.A.	4		125
BNP Paribas S.A.	3		172
Credit Agricole Group	4		59
Societe Generale S.A.	2		75
			431

Health Care – 0.3%
EssilorLuxottica S.A.	1		108
Sanofi-Aventis	3		271
			379

Industrials – 0.8%
Airbus SE	1		218
Bouygues S.A.	1		37
Compagnie de Saint-Gobain	2		62
Edenred S.A.	1		42
Eiffage S.A.	—	*	42
Getlink SE	3		54
Legrand S.A.	1		76
Safran	1		133
Schneider Electric S.A.	2		155
Teleperformance SE	—	*	61
Thales	—	*	34
Vinci	1		146
			1,060

Information Technology – 0.2%
Atos S.A.	—	*	23
Cap Gemini S.A.	—	*	59
Dassault Systemes S.A.	—	*	66
Ingenico Group	—	*	27
			175

Materials – 0.1%
Arkema	—	*	36
L Air Liquide S.A.	1		157
			193

Real Estate – 0.1%
Icade	—	*	33
Unibail-Rodamco-Westfield	—	*	68
			101

Utilities – 0.2%
EDF S.A.	2		23
ENGIE	5		78
Suez Environment Co.	2		27
Veolia Environnement S.A.	2		49
			177

Total France - 3.6%			$4,201

Germany

Communication Services – 0.1%
Deutsche Telekom AG, Registered Shares	7		119

Consumer Discretionary – 0.3%
adidas AG	1		163
Bayerische Motoren Werke AG	1		73
Continental AG	—	*	33
Daimler AG	2		119
Porsche Automobil Holding SE	1		41
			429

Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft	—	*	37
Henkel AG & Co. KGaA	—	*	27
			64

Financials – 0.5%
Allianz AG, Registered Shares	1		229
Deutsche Bank AG	5		39
Deutsche Boerse AG	—	*	73

Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	92
			433

Health Care – 0.4%
Bayer AG	2		176
Fresenius Medical Care AG & Co. KGaA	1		52
Fresenius SE & Co. KGaA	1		70
Merck KGaA	—	*	51
Sartorius AG	—	*	28
			377

Industrials – 0.4%
Brenntag AG	1		30
Deutsche Post AG	3		95
MTU Aero Engines Holding AG	—	*	57
Siemens AG	2		226
			408

Information Technology – 0.4%
Infineon Technologies AG	3		72
SAP AG	2		320
Wirecard AG(B)	—	*	47
			439

Materials – 0.1%
BASF Aktiengesellschaft	2		169
Covestro AG	1		27
HeidelbergCement AG	—	*	30
Lanxess AG	—	*	33
Symrise AG	—	*	49
			308

Real Estate – 0.1%
Deutsche Wohnen AG	1		37
Vonovia SE	1		73
			110

Utilities – 0.1%
E.ON AG	6		63
RWE Aktiengesellschaft	2		46
			109

Total Germany - 2.4%			$2,796

Hong Kong

Communication Services – 0.0%
HKT Trust and HKT Ltd.	21		29

Consumer Discretionary – 0.2%
Galaxy Entertainment Group	10		74
Techtronic Industries Co. Ltd.	6		46
			120

Consumer Staples – 0.0%
China Resources Beer (Holdings) Co. Ltd.	7		37
WH Group Ltd.	42		43
			80

Energy – 0.0%
CNPC (Hong Kong) Ltd.	16		14

Financials – 0.5%
Agricultural Bank of China Ltd., H Shares	88		39
AIA Group Ltd.	30		318
BOC Hong Kong (Holdings) Ltd.	19		65
Hang Seng Bank Ltd.	2		49
Hong Kong Exchanges and Clearing Ltd.	4		121
			592

Health Care – 0.0%
Sino Biopharmaceutical Ltd.	24		33

Industrials – 0.0%
Beijing Enterprises Holdings Ltd.	4	18
CITIC Pacific Ltd.	26	34
Jardine Matheson Holdings Ltd.	1	34
Jardine Strategic Holdings Ltd.	1	35
MTR Corp. Ltd.	8	47
Shanghai Industrial Holdings Ltd.	10	20
		188

Real Estate – 0.6%
Cheung Kong (Holdings) Ltd.	17	138
China Resources Land Ltd.	10	50
Hang Lung Properties Ltd.	16	34
Henderson Land Development Co. Ltd.	7	34
Hongkong Land Holdings Ltd.	8	44
Link (The)	7	73
Longfor Group Holdings Ltd.	7	35
New World Development Co. Ltd.	32	45
Sino Land Co. Ltd.	19	27
Sun Hung Kai Properties Ltd.	5	78
Swire Pacific Ltd., Class A	3	33
Wharf (Holdings) Ltd. (The)	4	25
		616

Utilities – 0.3%
China Gas Holdings Ltd.	6	23
CLP Holdings Ltd.	6	64
Guangdong Investment Ltd.	14	29
Hong Kong & China Gas Co. Ltd.	40	78
Power Assets Holdings Ltd.	7	52
		246

Total Hong Kong - 1.6%		$1,918

India

Consumer Discretionary – 0.1%
Tata Motors Ltd. ADR	6	80

Energy – 0.2%
Reliance Industries Ltd. GDR(C)	5	220

Financials – 0.2%
ICICI Bank Ltd. ADR	12	185

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	3	116

Industrials – 0.1%
Larsen & Toubro Ltd. GDR	8	146

Information Technology – 0.2%
Infosys Technologies Ltd. ADR	8	80
Wipro Ltd. ADR	22	84
		164

Materials – 0.1%
Vedanta Ltd. ADR	9	81

Total India - 1.0%		$992

Indonesia

Communication Services – 0.1%
PT Telekomunikasi Indonesia Persero Tbk	181	52

Consumer Discretionary – 0.0%
PT Astra International Tbk	103	51

Consumer Staples – 0.0%
PT Indofood CBP Sukses Makmur Tbk	32	25

PT Unilever Indonesia Tbk	11		34
			59

Financials – 0.2%
Bank Central Asia Tbk PT	40		97
PT Bank Mandiri (Persero) Tbk	71		39
PT Bank Rakyat Indonesia	181		57
			193

Total Indonesia - 0.3%			$355

Ireland

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	62

Health Care – 0.3%
Medtronic plc	3		350

Industrials – 0.0%
DCC plc	—	*	33
Kingspan Group plc	1		35
			68

Information Technology – 0.3%
Accenture plc, Class A	1		293

Materials – 0.1%
CRH plc	3		107
Smurfit Kappa Group plc	1		43
			150

Total Ireland - 0.8%			$923

Israel

Health Care – 0.0%
Teva Pharmaceutical Industries Ltd. ADR(A)	2		24

Information Technology – 0.0%
NICE Systems Ltd. ADR(A)	—	*	45
Wix.com Ltd.(A)	—	*	33
			78

Total Israel - 0.0%			$102

Italy

Communication Services – 0.0%
Telecom Italia S.p.A.(A)	45		28

Consumer Discretionary – 0.1%
Ferrari N.V.	—	*	66
Moncler S.p.A.	1		33
			99

Energy – 0.1%
Eni S.p.A.	6		95

Financials – 0.2%
Assicurazioni Generali S.p.A.	2		37
Banca Intesa S.p.A.	38		99
FinecoBank S.p.A.	3		31
Mediobanca S.p.A.	3		36
UniCredit S.p.A.	6		82
			285

Industrials – 0.1%
Atlantia S.p.A.	1		33
CNH Industrial N.V.	4		49
Prysmian S.p.A.	1		23
			105

Utilities – 0.2%
ENEL S.p.A.	19		148
Snam S.p.A.	8		41
Terna Rete Elettrica Nazionale S.p.A.	6		37
			226

Total Italy - 0.7%			$838

Japan

Communication Services – 0.6%
Dentsu, Inc.	1		27

KDDI Corp.	4		133
Nintendo Co. Ltd.	—	*	115
Nippon Telegraph and Telephone Corp.	3		86
NTT DoCoMo, Inc.	3		87
SoftBank Corp.	3		44
SoftBank Group Corp.	4		194
Z Holdings Corp.	10		41
			727

Consumer Discretionary – 1.1%
Bandai Namco Holdings, Inc.	1		35
Bridgestone Corp.(B)	1		50
Denso Corp.	1		65
Fast Retailing Co. Ltd.	—	*	97
Honda Motor Co. Ltd.	4		127
Makita Corp.	1		32
Nissan Motor Co. Ltd.	5		30
Nitori Co. Ltd.	—	*	33
Oriental Land Co. Ltd.	1		82
Pan Pacific International Holdings Corp.	—	*	6
Panasonic Corp.	6		57
Rakuten, Inc.	3		24
Sekisui House Ltd.	3		55
Shimano, Inc.	—	*	40
Sony Corp.	3		203
Subaru Corp.	2		39
Suzuki Motor Corp.	1		39
Toyota Industries Corp.	1		31
Toyota Motor Corp.	5		370
Yamaha Corp.	—	*	25
			1,440

Consumer Staples – 0.4%
Aeon Co. Ltd.	2		37
Ajinomoto Co., Inc.	2		33
Asahi Breweries Ltd.	1		47
Japan Tobacco, Inc.(B)	3		65
Kao Corp.	1		96
Kikkoman Corp.	1		31
Kirin Brewery Co. Ltd.	2		46
Meiji Holdings Co. Ltd.	—	*	33
Seven & i Holdings Co. Ltd.	2		67
Shiseido Co. Ltd.	1		68
Suntory Beverage & Food Ltd.	1		22
Unicharm Corp.	1		45
Yakult Honsha Co. Ltd.	—	*	21
			611

Energy – 0.1%
Inpex Corp.	4		37
JXTG Holdings, Inc.	9		42
			79

Financials – 0.7%
Dai-ichi Mutual Life Insurance Co. (The)	3		56
Daiwa Securities Group, Inc.	8		38
Japan Exchange Group, Inc.	1		26
Japan Post Holdings Co. Ltd.	3		29
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	31		167
Mizuho Financial Group, Inc.	60		93
MS&AD Insurance Group Holdings, Inc.	1		44
Nomura Holdings, Inc.	10		52
ORIX Corp.	5		76
Resona Holdings, Inc.	7		29
Sompo Holdings, Inc.	1		37
Sumitomo Mitsui Financial Group, Inc.	4		131
Sumitomo Mitsui Trust Holdings, Inc.	1		42
T&D Holdings, Inc.	4		53
Tokio Marine Holdings, Inc.	2		98
			971

Health Care – 0.9%
Astellas Pharma, Inc.	5		85
Chugai Pharmaceutical Co. Ltd.	1		69
Daiichi Sankyo Co. Ltd.	1		96
Eisai Co. Ltd.	1		54
M3, Inc.	1		37
Olympus Corp.	4		56
Ono Pharmaceutical Co. Ltd.	1		28
Otsuka Holdings Co. Ltd.	1		50
Santen Pharmaceutical Co. Ltd.	2		30
Shionogi & Co. Ltd.	1		61
Sysmex Corp.	1		35
Takeda Pharmaceutical Co. Ltd.	4		140
Terumo Corp.	2		64
			805

Industrials – 1.6%
All Nippon Airways Co. Ltd.	1		24
Canon, Inc.(B)	2		67
Central Japan Railway Co.	—	*	78
Daikin Industries Ltd.	1		100
East Japan Railway Co.	1		79
FANUC Ltd.	1		95
Hankyu Hanshin Holdings, Inc.	1		48
ITOCHU Corp.	4		85
Keihan Holdings Co. Ltd.	1		37
Keikyu Corp.	2		30
Komatsu Ltd.	3		62
Kubota Corp.	3		48
Marubeni Corp.	5		40
Minebea Mitsumi, Inc.	2		33
MISUMI Group, Inc.	1		29
Mitsubishi Corp.	4		97
Mitsubishi Electric Corp.	5		72
Mitsubishi Heavy Industries Ltd.	1		34
Mitsui & Co. Ltd.	5		80
Nagoya Railroad Co. Ltd.	1		45
Nidec Corp.	1		80
Odakyu Electric Railway Co. Ltd.	1		34
Recruit Holdings Co. Ltd.	3		105
Ricoh Co. Ltd.	2		27
Secom Co. Ltd.	—	*	43
Seibu Holdings, Inc.	1		24
SMC Corp.	—	*	80
Sumitomo Corp.	4		53
Sumitomo Electric Industries Ltd.	3		48
Tokyu Corp.	2		42
Toshiba Corp.	2		55
Toyota Tsusho Corp.	1		30
West Japan Railway Co.	1		51
			1,855

Information Technology – 0.9%
FUJIFILM Holdings Corp.	1		60
Fujitsu Ltd.	1		56
Hamamatsu Photonics K.K.	1		32
Hitachi Ltd.	2		101
Hoya Corp.	1		98
Keyence Corp.	1		182
Kyocera Corp.	1		65
Murata Manufacturing Co. Ltd.	1		87
OBIC Co. Ltd.	—	*	33
OMRON Corp.	1		45
ROHM Co. Ltd.	—	*	23
Shimadzu Corp.	1		34
TDK Corp.	—	*	48
Tokyo Electron Ltd.	—	*	92
YASKAWA Electric Corp.	1		38
			994

Materials – 0.2%
Asahi Kasei Corp.	4		42

JFE Holdings, Inc.	4	47
Mitsubishi Chemical Holdings Corp.	5	38
Mitsui Chemicals, Inc.	1	32
Nippon Paint Holdings Co. Ltd.	1	29
Nippon Steel Corp.	4	56
Nitto Denko Corp.	1	33
Shin-Etsu Chemical Co. Ltd.	1	108
Sumitomo Chemical Co. Ltd.	6	25
Sumitomo Metal Mining Co. Ltd.	1	32
Teijin Ltd.	2	36
Toray Industries, Inc.	5	35
		513

Real Estate – 0.3%
Daito Trust Construction Co. Ltd.	—*	24
Daiwa House Industry Co. Ltd.	2	54
Mitsubishi Estate Co. Ltd.	4	76
Mitsui Fudosan Co. Ltd.	3	68
Nippon Building Fund, Inc.	—*	44
Sumitomo Realty & Development Co. Ltd.	1	48
Tokyu Fudosan Holdings Corp.	4	27
		341

Utilities – 0.0%
Chubu Electric Power Co., Inc.	2	34
Chugoku Electric Power Co., Inc. (The)	2	29
Kansai Electric Power Co., Inc.	3	29
Osaka Gas Co. Ltd.	2	31
Tohoku Electric Power Co., Inc.	3	29
Tokyo Electric Power Co., Inc. (The)(A)	6	28
Tokyo Gas Co. Ltd.	1	32
		212

Total Japan - 6.8%		$8,548
Luxembourg
Materials – 0.1%
ArcelorMittal	3	56

Real Estate – 0.0%
Aroundtown S.A.	3	28

Total Luxembourg - 0.1%		$84
Macau
Consumer Discretionary – 0.1%
Sands China Ltd.	13	69

Total Macau - 0.1%		$69
Malaysia
Financials – 0.1%
Public Bank Berhad	19	90

Utilities – 0.0%
Tenaga Nasional Berhad	15	47

Total Malaysia - 0.1%		$137
Mexico
Communication Services – 0.1%
America Movil S.A.B. de C.V., Series L	107	86

Consumer Staples – 0.2%
Arca Coninental S.A.B. de C.V.	5	27
Coca-Cola FEMSA S.A.B. de C.V.	4	27
Fomento Economico Mexicano S.A.B. de C.V.	8	77

Wal-Mart de Mexico S.A.B. de C.V.	17	48
		179

Financials – 0.1%
Grupo Financiero Banorte S.A.B. de C.V.	11	60

Industrials – 0.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3	39

Materials – 0.0%
CEMEX S.A.B. de C.V.	97	36
Grupo Mexico S.A.B. de C.V.	16	45
		81

Total Mexico - 0.4%		$445
Netherlands
Communication Services – 0.0%
Koninklijke KPN N.V.	14	42

Consumer Discretionary – 0.1%
Prosus N.V.(A)	1	81

Consumer Staples – 0.2%
Heineken Holding N.V.	—*	36
Heineken N.V.	1	69
Koninklijke Ahold Delhaize N.V.	3	84
		189

Energy – 0.5%
Royal Dutch Shell plc, Class A	10	302
Royal Dutch Shell plc, Class B	9	260
		562

Financials – 0.1%
Aegon N.V.	6	29
ING Groep N.V., Certicaaten Van Aandelen	11	130
NN Group N.V.	1	40
		199

Health Care – 0.0%
Qiagen N.V.(A)	1	33

Industrials – 0.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	3	124
Wolters Kluwer N.V.	1	44
		168

Information Technology – 0.3%
Adyen N.V.(A)	—*	31
ASML Holding N.V., Ordinary Shares	1	313
NXP Semiconductors N.V.	1	86
		430

Materials – 0.2%
Akzo Nobel N.V.	1	64
Koninklijke DSM N.V.	1	79
		143

Total Netherlands - 1.5%		$1,847
Norway
Communication Services – 0.0%
Telenor ASA	2	41

Consumer Staples – 0.0%
Mowi ASA	1	37

Energy – 0.1%
Equinor ASA	3	51

Financials – 0.1%
DNB ASA	4	69

Industrials – 0.0%
Orkla ASA	3	30

Materials – 0.0%
Yara International ASA	1	31

Total Norway - 0.2%		$259
Peru
Financials – 0.1%
Credicorp Ltd.	—*	68

Total Peru - 0.1%		$68
Philippines
Financials – 0.0%
Ayala Corp.	3	43

Real Estate – 0.0%
Ayala Land, Inc.	47	42
SM Prime Holdings, Inc.	53	44
		86

Total Philippines - 0.0%		$129
Poland
Communication Services – 0.0%
Cyfrowy Polsat S.A.	4	26

Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	2	41

Financials – 0.0%
Bank Pekao S.A.	2	50
PKO Bank Polski S.A.	4	33
Powszechny Zaklad Ubezpieczen S.A.	4	38
Santander Bank Polska S.A.	—*	31
		152

Total Poland - 0.0%		$219
Portugal
Energy – 0.0%
Galp Energia SGPS S.A., Class B	3	48

Utilities – 0.0%
EDP - Energias de Portugal S.A.	10	42

Total Portugal - 0.0%		$90
Russia
Communication Services – 0.0%
Mobile TeleSystems OJSC ADR	3	35

Consumer Staples – 0.0%
Magnit PJSC GDR	2	23

Energy – 0.4%
OAO Novatek GDR	—*	53
Open Joint Stock Co. Gazprom ADR	13	106
PJSC LUKOIL ADR	1	96
Surgutneftegas PJSC ADR	6	52
Tatneft PJSC	1	63
		370

Financials – 0.1%
Sberbank of Russia PJSC ADR	7	113

Materials – 0.0%
MMC Norilsk Nickel PJSC ADR	2	62
OJSC PhosAgro GDR	2	29
		91

Utilities – 0.0%
PJSC RusHydro ADR	31	26

Total Russia - 0.5%		$658

Singapore

Communication Services – 0.1%
Singapore Telecommunications Ltd.	27	68

Consumer Staples – 0.0%
Wilmar International Ltd.	10	32

Financials – 0.4%
DBS Group Holdings Ltd.	5	97
Oversea-Chinese Banking Corp. Ltd.	9	74
Singapore Exchange Ltd.	8	52
United Overseas Bank Ltd.	4	77
		300

Industrials – 0.2%
Keppel Corp. Ltd.	9	46
Singapore Airlines Ltd.	5	37
Singapore Technologies Engineering Ltd.	13	37
		120

Real Estate – 0.1%
CapitaLand Ltd.	19	53
City Developments Ltd.	5	40
UOL Group Ltd.	7	40
		133

Total Singapore - 0.8%		$653

South Africa

Communication Services – 0.2%
MTN Group Ltd.(B)	5	30
Naspers Ltd., Class N	1	178
Vodacom Group Ltd.	4	32
		240

Financials – 0.0%
Absa Group Ltd.	3	31
FirstRand Ltd.	14	62
Nedbank Ltd.	2	34
Old Mutual plc	33	46
Remgro Ltd.	4	55
Sanlam Ltd.	7	37
Standard Bank Group Ltd.	4	44
		309

Materials – 0.1%
AngloGold Ashanti Ltd.	1	30
Mondi plc	2	45
Sasol Ltd.	2	52
		127

Total South Africa - 0.3%		$676

South Korea

Communication Services – 0.1%
Naver Corp.(A)	—*	68
NCsoft Corp.(A)	—*	27
		95

Consumer Discretionary – 0.1%
Hyundai Mobis	—*	45
Hyundai Motor Co.	1	63
Kia Motors Corp.(A)	1	48
LG Electronics, Inc.	—*	25
		181

Consumer Staples – 0.0%
Korea Tobacco & Ginseng Corp.	1	41
LG Household & Health Care Ltd.(A)	—*	39
		80

Energy – 0.0%
SK Innovation Co. Ltd.	—*	35

Financials – 0.0%
Hana Financial Group, Inc.	1	34
KB Financial Group, Inc.	1	48
Mirae Asset Daewoo Co. Ltd.(A)	5	34
Samsung Fire & Marine Insurance Co. Ltd.(A)	—*	39
Samsung Life Insurance Co. Ltd.(A)	—*	26
Shinhan Financial Group Co. Ltd.	1	46
		227

Health Care – 0.1%
Celltrion, Inc.(A)	—*	51

Industrials – 0.0%
Samsung C&T Corp.(A)	—*	29

Information Technology – 0.5%
Samsung Electronics Co. Ltd.	12	559
Samsung SDI Co. Ltd.	—*	36
SK hynix, Inc.	2	127
		722

Materials – 0.2%
LG Chem Ltd.(A)	—*	47
POSCO	—*	53
		100

Utilities – 0.0%
Korea Electric Power Corp.	1	29

Total South Korea - 1.0%		$1,549

Spain

Communication Services – 0.1%
Telefonica S.A.	12	82

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	3	97

Energy – 0.0%
Repsol YPF S.A.	3	49

Financials – 0.3%
Banco Bilbao Vizcaya Argentaria S.A.	18	99
Banco Santander S.A.	42	174
CaixaBank S.A.	11	34
		307

Health Care – 0.0%
Grifols S.A.	1	41

Industrials – 0.1%
Aena S.A.	—*	41
Ferrovial S.A.	2	54
		95

Information Technology – 0.1%
Amadeus IT Holding S.A.	1	88

Utilities – 0.1%
Iberdrola S.A.	13	136
Red Electrica Corp. S.A.	2	42
		178

Total Spain - 0.8%		$937

Sweden

Consumer Discretionary – 0.1%
H & M Hennes & Mauritz AB	3	55

Consumer Staples – 0.0%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	2	59
Swedish Match AB	1	40
		99

Financials – 0.1%
Investor AB, B Shares	1	64
Kinnevik AB, Class B	1	33
Skandinaviska Enskilda Banken AB, Series A	3	29
Svenska Handelsbanken AB, Class A	4	44
Swedbank AB	2	34
		204

Industrials – 0.4%
AB Volvo, Class B	4	72
Alfa Laval AB	1	27
Assa Abloy AB, Class B	3	64
Atlas Copco AB, Class A	6	143
Sandvik AB	3	62
		368

Information Technology – 0.1%
Hexagon AB, Class B	1	40
Telefonaktiebolaget LM Ericsson, B Shares	9	74
		114

Materials – 0.0%
Boliden AB	1	26

Total Sweden - 0.7%		$866

Switzerland

Communication Services – 0.0%
Swisscom AG, Registered Shares	—*	35

Consumer Discretionary – 0.1%
Compagnie Financiere Richemont S.A.	1	101
Swatch Group Ltd. (The), Bearer Shares	—*	32
		133

Consumer Staples – 0.7%
Chocoladefabriken Lindt & Sprungli AG(B)	—*	47
Nestle S.A., Registered Shares	7	789
		836

Financials – 0.7%
Chubb Ltd.	1	172
Credit Suisse Group AG, Registered Shares	8	105
Julius Baer Group Ltd.	1	36
Partners Group Holding AG	—*	47
Swiss Life Holding Zurich	—*	53
Swiss Re Ltd.	1	89
UBS Group AG	9	113
Zurich Financial Services, Registered Shares	—*	140
		755

Health Care – 1.1%
Alcon, Inc.(A)	1	56
Givaudan S.A., Registered Shares	—*	81
Lonza Group Ltd., Registered Shares	—*	80
Novartis AG, Registered Shares	5	479
Roche Holdings AG, Genusscheine	2	530
Sonova Holding AG	—*	43
Straumann Holding AG	—*	38
Vifor Pharma AG	—*	36
		1,343

Industrials – 0.4%
ABB Ltd.	5	110
Ferguson plc	1	60
Geberit AG, Registered	—*	75
Schindler Holding AG	—*	34

SGS S.A.	—*	49
		328

Information Technology – 0.1%
STMicroelectronics N.V.	3	68
TEMENOS Group AG	—*	37
		105

Materials – 0.3%
Clariant Ltd., Registered Shares	1	23
Glencore International plc	32	99
LafargeHolcim Ltd.	1	68
Sika AG	—*	71
		261

Total Switzerland - 3.4%		$3,796
Taiwan

Communication Services – 0.0%
Chunghwa Telecom Co. Ltd.	13	49

Consumer Staples – 0.0%
President Chain Store Corp.	3	34
Uni-President Enterprises Corp.	19	47
		81

Financials – 0.3%
Cathay Financial Holding Co. Ltd.	30	43
Chailease Holding Co. Ltd.	10	45
Chinatrust Financial Holding Co. Ltd.	68	51
E.Sun Financial Holding Co. Ltd.	52	49
First Commercial Bank Co. Ltd.	48	38
Fubon Financial Holding Co. Ltd.	28	44
Mega Financial Holding Co.	58	60
Yuanta Financial Holdings Co. Ltd.	92	62
		392

Industrials – 0.0%
EVA Airways Corp.	73	33

Information Technology – 0.7%
Advanced Semiconductor Engineering, Inc.	13	36
Asustek Computer, Inc.	3	21
Delta Electronics, Inc.	10	50
Hon Hai Precision Industry Co. Ltd.	38	116
Largan Precision Co. Ltd.	—*	49
MediaTek, Inc.	5	70
Taiwan Semiconductor Manufacturing Co. Ltd.	58	642
United Microelectronics Corp.	66	36
		1,020

Materials – 0.2%
China Steel Corp.	53	42
Formosa Chemicals & Fiber Corp.	12	34
Formosa Plastics Corp.	16	53
Nan Ya Plastics Corp.	20	50
Taiwan Cement Corp.	23	33
		212

Total Taiwan - 1.2%		$1,787
Thailand

Communication Services – 0.0%
Advanced Info Service Public Co. Ltd.	4	31

Consumer Staples – 0.0%
CP ALL plc	23	55

Energy – 0.0%
PTT Public Co. Ltd.	30	44

Financials – 0.0%
Kasikornbank Public Co. Ltd.	9	46

Industrials – 0.1%
Airports of Thailand Public Co. Ltd.	20	49
BTS Group Holdings Public Co. Ltd.	85	37
		86

Materials – 0.0%
PTT Global Chemical Public Co. Ltd.	14	26
Siam Cement Public Co. Ltd. (The)	3	33
		59

Total Thailand - 0.1%		$321
United Kingdom

Communication Services – 0.4%
BT Group plc	25	62
Informa plc	4	44
Pearson plc	3	21
Vodafone Group plc	68	132
WPP Group plc	4	50
		309

Consumer Discretionary – 0.3%
Aptiv plc	1	61
Barratt Developments plc	4	43
Burberry Group plc	1	38
Compass Group plc	4	101
Fiat S.p.A.	3	50
InterContinental Hotels Group plc	1	48
NEXT plc	1	48
Ocado Group plc(A)	2	27
Persimmon plc	1	51
		467

Consumer Staples – 1.0%
British American Tobacco plc	6	242
Coca-Cola European Partners plc	1	34
Coca-Cola HBC AG	1	37
Diageo plc	6	260
Imperial Tobacco Group plc	3	65
Reckitt Benckiser Group plc	2	143
Tesco plc	25	85
Unilever N.V., Certicaaten Van Aandelen	4	215
Unilever plc	2	131
		1,212

Energy – 0.2%
BP plc	47	292
TechnipFMC plc(A)	1	27
		319

Financials – 1.1%
3i Group plc	3	46
Aviva plc	14	76
Barclays plc	42	101
HSBC Holdings plc	45	356
Legal & General Group plc	23	94
Lloyds Banking Group plc	175	145
London Stock Exchange Group plc, New Ordinary Shares	1	68
Prudential plc	6	121
Royal Bank of Scotland Group plc (The)	14	46
Standard Chartered plc	8	72
Willis Towers Watson plc	—*	69
		1,194

Health Care – 0.6%
AstraZeneca plc	3	321
GlaxoSmithKline plc	12	275
Smith & Nephew plc	3	61
		657

Industrials – 0.4%
Allegion plc	—*	51
Ashtead Group plc	1	46
BAE Systems plc	9	66
Bunzl plc	1	35
Experian plc	3	87
IHS Markit Ltd.(A)	1	68
Intertek Group plc	1	46
Melrose Industries plc	15	48
RELX plc	5	114
Rentokil Initial plc	6	38
Rolls-Royce Group plc	208	40
Smiths Group plc	2	42
Spirax-Sarco Engineering plc	—*	37
		718

Information Technology – 0.1%
Halma plc	2	45
Sage Group plc	4	38
		83

Materials – 0.6%
Amcor plc	5	51
Anglo American plc	3	85
Croda International plc	1	42
Johnson Matthey plc	1	29
Linde plc	1	272
Rio Tinto Ltd.	1	69
Rio Tinto plc	3	153
		701

Utilities – 0.2%
National Grid plc	9	107
SSE plc	3	61
United Utilities Group plc	4	48
		216

Total United Kingdom - 4.9%		$5,876

United States

Communication Services – 5.8%
Activision Blizzard, Inc.	2	119
Alphabet, Inc., Class A(A)	1	971
Alphabet, Inc., Class C(A)	1	1,014
AT&T, Inc.	18	687
CenturyLink, Inc.	3	35
Charter Communications, Inc., Class A(A)	—*	184
Comcast Corp., Class A	11	482
Discovery, Inc.(A)	2	47
Electronic Arts, Inc.(A)	1	85
Facebook, Inc., Class A(A)	6	1,201
Fox Corp., Class A	1	54
IAC/InterActiveCorp(A)	—*	57
Liberty Broadband Corp.(A)	—*	46
Liberty Global, Inc., Series C(A)	2	41
Liberty Media Corp., Class C(A)	1	31
Live Nation, Inc.(A)	1	36
Netflix, Inc.(A)	1	353
Omnicom Group, Inc.	1	42
SBA Communications Corp.	—*	83
Sirius XM Holdings, Inc.	5	33
Take-Two Interactive Software, Inc.(A)	—*	41
T-Mobile U.S., Inc.(A)	1	71
Twitter, Inc.(A)	2	60
Verizon Communications, Inc.	10	605
ViacomCBS, Inc., Class B	1	40
Walt Disney Co. (The)	4	624

Zayo Group Holdings, Inc.(A)	1	32

		7,074

Consumer Discretionary – 5.4%
Amazon.com, Inc.(A)	1	1,883
Aramark	1	32
AutoZone, Inc.(A)	—*	74
Best Buy Co., Inc.	1	65
Booking Holdings, Inc.(A)	—*	216
Burlington Stores, Inc.(A)	—*	46
CarMax, Inc.(A)	1	52
Carnival Corp.	1	46
Chipotle Mexican Grill, Inc., Class A(A)	—*	68
D.R. Horton, Inc.	1	58
Darden Restaurants, Inc.	—*	37
Dollar General Corp.	1	108
Dollar Tree, Inc.(A)	1	65
Domino’s Pizza, Inc.	—*	36
eBay, Inc.	2	90
Expedia, Inc.	—*	44
Ford Motor Co.	10	91
Garmin Ltd.	—*	35
General Motors Co.	3	110
Genuine Parts Co.	—*	50
Hasbro, Inc.	—*	39
Home Depot, Inc. (The)	3	574
Kohl’s Corp.	1	28
Las Vegas Sands, Inc.	1	65
Lennar Corp.	1	49
LKQ Corp.(A)	1	40
Lowe’s Co., Inc.	2	228
Marriott International, Inc., Class A	1	109
McDonalds Corp.	2	349
MGM Resorts International	2	51
NIKE, Inc., Class B	3	310
Norwegian Cruise Line Holdings Ltd.(A)	1	39
NVR, Inc.(A)	—*	42
O’Reilly Automotive, Inc.(A)	—*	85
Pulte Homes, Inc.	1	40
Roku, Inc.(A)	—*	30
Ross Stores, Inc.	1	113
Royal Caribbean Cruises Ltd.	—*	61
Starbucks Corp.	3	253
TAL Education Group ADR(A)	2	76
Target Corp.	1	166
Tesla Motors, Inc.(A)	—*	138
Tiffany & Co.	—*	59
TJX Cos., Inc. (The)	3	173
Tractor Supply Co.	—*	37
Ulta Beauty, Inc.(A)	—*	44
V.F. Corp.	1	84
Vail Resorts, Inc.	—*	32
Wayfair, Inc., Class A(A)(B)	—*	19
Whirlpool Corp.	—*	37
Wynn Resorts Ltd.	—*	37
YUM! Brands, Inc.	1	79

		6,692

Consumer Staples – 4.6%
Altria Group, Inc.	5	233
Archer Daniels Midland Co.	2	72
Brown-Forman Corp., Class B	1	53
Bunge Ltd.	—*	18
Campbell Soup Co.	1	27
Church & Dwight Co., Inc.	1	59
Clorox Co. (The)	—*	64
Coca-Cola Co. (The)	10	528
Colgate-Palmolive Co.	2	147
ConAgra Foods, Inc.	2	53
Constellation Brands, Inc.	—*	77
Costco Wholesale Corp.	1	307
CVS Caremark Corp.	3	232
Estee Lauder Co., Inc. (The), Class A	1	113

General Mills, Inc.	2	86
Hershey Foods Corp.	—*	63
Hormel Foods Corp.	1	35
J.M. Smucker Co. (The)	—*	37
Kellogg Co.	1	48
Kimberly-Clark Corp.	1	129
Kraft Foods Group, Inc.	2	68
Kroger Co. (The)	2	63
Lamb Weston Holdings, Inc.	—*	40
McCormick & Co., Inc.(B)	—*	56
Molson Coors Brewing Co., Class B	1	32
Mondelez International, Inc., Class A	3	178
Monster Beverage Corp.(A)	1	73
PepsiCo, Inc.	3	440
Philip Morris International, Inc.	4	330
Procter & Gamble Co. (The)	6	748
Sysco Corp.	1	101
Tyson Foods, Inc.	1	67
Walgreen Co.	2	126
Wal-Mart Stores, Inc.	3	389

		5,092

Energy – 2.5%
Apache Corp.	1	28
Cabot Oil & Gas Corp.	1	24
CF Industries Holdings, Inc.	1	34
Cheniere Energy, Inc.(A)	1	38
Chevron Corp.	4	535
Concho Resources, Inc.	1	55
ConocoPhillips	3	192
Devon Energy Corp.	1	36
Diamondback Energy, Inc.	—*	43
EOG Resources, Inc.	1	125
Exxon Mobil Corp.	10	693
Halliburton Co.	2	59
Hess Corp.	1	56
Kinder Morgan, Inc.	5	110
Marathon Oil Corp.	2	34
Marathon Petroleum Corp.	2	106
National Oilwell Varco, Inc.	2	40
Noble Energy, Inc.	1	37
Occidental Petroleum Corp.	2	96
ONEOK, Inc.	1	78
Phillips 66	1	119
Pioneer Natural Resources Co.	—*	72
Schlumberger Ltd.	4	145
Targa Resources Corp.	1	26
Valero Energy Corp.	1	96
Williams Co., Inc. (The)	3	80

		2,957

Financials – 7.0%
Aflac, Inc.	2	87
Alleghany Corp.(A)	—*	37
Allstate Corp. (The)	1	89
Ally Financial, Inc.	1	35
American Express Co.	2	200
American International Group, Inc.	2	112
Ameriprise Financial, Inc.	—*	62
Annaly Capital Management, Inc.	4	38
Aon plc	1	131
Arthur J. Gallagher & Co.	1	48
Bank of America Corp.	22	770
Bank of New York Mellon Corp. (The)	2	115
Berkshire Hathaway, Inc., Class B(A)	3	687
BlackRock, Inc., Class A	—*	138
Blackstone Group, Inc. (The), Class A	2	98
Capital One Financial Corp.	1	115
Charles Schwab Corp. (The)	3	138
Chicago Board Options Exchange, Inc.	—*	43
Cincinnati Financial Corp.	1	57

Citigroup, Inc.	6	443
Citizens Financial Group, Inc.	1	50
CME Group, Inc.	1	170
Comerica, Inc.	—*	33
Discover Financial Services	1	76
E*TRADE Financial Corp.	1	34
Fidelity National Information Services, Inc.	1	202
Fifth Third Bancorp	2	55
First Republic Bank	—*	49
FNF Group	1	53
Franklin Resources, Inc.	1	30
Goldman Sachs Group, Inc. (The)	1	196
Hartford Financial Services Group, Inc. (The)	1	51
Huntington Bancshares, Inc.	3	49
Intercontinental Exchange, Inc.	1	113
Invesco Ltd.	1	24
JPMorgan Chase & Co.	8	1,077
KeyCorp	3	64
KKR & Co.	2	45
Lincoln National Corp.	1	35
Loews Corp.	1	42
M&T Bank Corp.	—*	65
Markel Corp.(A)	—*	42
MarketAxess Holdings, Inc.	—*	39
Marsh & McLennan Cos., Inc.	1	146
MetLife, Inc.	2	104
Moody’s Corp.	—*	93
Morgan Stanley	3	160
MSCI, Inc., Class A	—*	64
NASDAQ, Inc.	—*	29
Northern Trust Corp.	1	57
PNC Financial Services Group, Inc. (The)	1	182
Principal Financial Group, Inc.	1	46
Progressive Corp. (The)	1	101
Prudential Financial, Inc.	1	96
Raymond James Financial, Inc.	—*	32
Regions Financial Corp.	3	59
S&P Global, Inc.	1	163
State Street Corp.	1	92
SVB Financial Group(A)	—*	38
Synchrony Financial	2	65
T. Rowe Price Group, Inc.	1	79
TD Ameritrade Holding Corp.	1	36
Travelers Co., Inc. (The)	1	90
Truist Financial Corp.	3	173
U.S. Bancorp	4	209
Voya Financial, Inc.	1	38
Wells Fargo & Co.	10	541
Zions Bancorporation	1	40

		8,770

Health Care – 7.5%
Abbott Laboratories	4	354
AbbVie, Inc.	4	321
Abiomed, Inc.(A)	—*	20
Agilent Technologies, Inc.	1	76
Alexion Pharmaceuticals, Inc.(A)	1	66
Align Technology, Inc.(A)	—*	59
Allergan plc	1	169
Alnylam Pharmaceuticals, Inc.(A)	—*	45
AmerisourceBergen Corp.	—*	40
Amgen, Inc.	1	354
Anthem, Inc.	1	176
Bausch Health Cos., Inc.(A)	1	32
Baxter International, Inc.	1	96
Becton Dickinson & Co.	1	181
Biogen, Inc.(A)	1	157

BioMarin Pharmaceutical, Inc.(A)	1		44
Boston Scientific Corp.(A)	4		158
Bristol-Myers Squibb Co.	6		382
Cardinal Health, Inc.	1		47
Centene Corp.(A)	1		74
Cerner Corp.	1		60
Cigna Corp.	1		190
Cooper Cos., Inc. (The)	—	*	47
Danaher Corp.	1		215
Dentsply Sirona, Inc.	1		41
DexCom, Inc.(A)	—	*	55
Edwards Lifesciences Corp.(A)	1		125
Elanco Animal Health, Inc.(A)	1		36
Eli Lilly and Co.	2		270
Exact Sciences Corp.(A)	—	*	33
Gilead Sciences, Inc.	3		214
HCA Holdings, Inc.	1		107
Henry Schein, Inc.(A)	1		35
Hologic, Inc.(A)	1		49
Humana, Inc.	—	*	123
IDEXX Laboratories, Inc.(A)	—	*	71
Illumina, Inc.(A)	—	*	129
Incyte Corp.(A)	1		45
Intuitive Surgical, Inc.(A)	—	*	173
Ionis Pharmaceuticals, Inc.(A)	—	*	26
Jazz Pharmaceuticals plc(A)	—	*	31
Johnson & Johnson	6		935
Laboratory Corp. of America Holdings(A)	—	*	55
McKesson Corp.	1		78
Merck & Co., Inc.	6		550
Mettler-Toledo International, Inc.(A)	—	*	60
Mylan, Inc.(A)	1		28
PerkinElmer, Inc.	—	*	36
Perrigo Co. Ltd.	—	*	19
Pfizer, Inc.	13		514
Quest Diagnostics, Inc.	—	*	45
Quintiles Transnational Holdings, Inc.(A)	—	*	72
Regeneron Pharmaceuticals, Inc.(A)	—	*	82
ResMed, Inc.	—	*	65
STERIS plc	—	*	34
Stryker Corp.	1		161
Teleflex, Inc.	—	*	56
Thermo Fisher Scientific, Inc.	1		314
UnitedHealth Group, Inc.	2		658
Universal Health Services, Inc., Class B	—	*	33
Varian Medical Systems, Inc.(A)	—	*	40
Veeva Systems, Inc., Class A(A)	—	*	56
Vertex Pharmaceuticals, Inc.(A)	1		150
Waters Corp.(A)	—	*	61
WellCare Health Plans, Inc.(A)(C)	—	*	43
Zimmer Holdings, Inc.	1		82
Zoetis, Inc.	1		170

			9,323

Industrials – 5.0%
3M Co.	1		242
AMETEK, Inc.	1		57
Arconic, Inc.	1		36
Boeing Co. (The)	1		415
C.H. Robinson Worldwide, Inc.	—	*	30
Caterpillar, Inc.	1		221
Cintas Corp.	—	*	72
Copart, Inc.(A)	1		67
CoStar Group, Inc.(A)	—	*	62
CSX Corp.	2		134

Cummins, Inc.	—	*	81
Deere & Co.	1		137
Dover Corp.	—	*	56
Eaton Corp.	1		96
Emerson Electric Co.	2		119
Equifax, Inc.	—	*	48
Expeditors International of Washington, Inc.	1		44
Fastenal Co.	2		61
FedEx Corp.	1		97
Fortive Corp.	1		59
General Dynamics Corp.	1		97
General Electric Co.	23		257
HEICO Corp., Class A	—	*	34
Honeywell International, Inc.	2		294
IDEX Corp.	—	*	51
Illinois Tool Works, Inc.	1		138
Ingersoll-Rand plc	1		81
Jacobs Engineering Group, Inc.	—	*	35
Johnson Controls, Inc.	2		73
Kansas City Southern	—	*	46
L3Harris Technologies, Inc.	1		106
Lennox International, Inc.	—	*	29
Lockheed Martin Corp.	1		240
Masco Corp.	1		54
Norfolk Southern Corp.	1		142
Northrop Grumman Corp.	—	*	134
Old Dominion Freight Line, Inc.	—	*	42
PACCAR, Inc.	1		81
Parker Hannifin Corp.	—	*	84
Raytheon Co.	1		151
Republic Services, Inc., Class A	1		49
Rockwell Automation, Inc.	—	*	75
Roper Industries, Inc.	—	*	86
Snap-on, Inc.	—	*	35
Stanley Black & Decker, Inc.	—	*	72
Textron, Inc.	1		28
TransDigm Group, Inc.	—	*	76
TransUnion	1		45
Union Pacific Corp.	2		306
United Parcel Service, Inc., Class B	2		204
United Rentals, Inc.(A)	—	*	43
United Technologies Corp.	2		272
Verisk Analytics, Inc., Class A	—	*	58
W.W. Grainger, Inc.	—	*	45
Waste Connections, Inc.	1		73
Waste Management, Inc.	1		100
Westinghouse Air Brake Technologies Corp.	1		46
XPO Logistics, Inc.(A)(B)	—	*	25
Xylem, Inc.	1		44

			5,985

Information Technology – 12.9%
Adobe, Inc.(A)	1		392
Advanced Micro Devices, Inc.(A)(B)	3		121
Akamai Technologies, Inc.(A)	—	*	41
Amphenol Corp., Class A	1		86
Analog Devices, Inc.	1		115
ANSYS, Inc.(A)	—	*	67
Apple, Inc.	11		3,210
Applied Materials, Inc.	2		148
Arista Networks, Inc.(A)	—	*	28
Autodesk, Inc.(A)	1		115
Automatic Data Processing, Inc.	1		150
Broadcom Corp., Class A	1		312
Broadridge Financial Solutions, Inc.	—	*	37
Cadence Design Systems, Inc.(A)	1		65
CDW Corp.	—	*	62

Check Point Software Technologies Ltd.(A)	—	*	45
Cisco Systems, Inc.	10		483
Citrix Systems, Inc.	—	*	49
Cognex Corp.	1		38
Cognizant Technology Solutions Corp., Class A	1		80
Computer Sciences Corp.	1		39
Corning, Inc.	2		68
Dell Technologies, Inc., Class V(A)	1		26
EPAM Systems, Inc.(A)	—	*	36
F5 Networks, Inc.(A)	—	*	19
FactSet Research Systems, Inc.	—	*	28
Fiserv, Inc.(A)	1		162
FleetCor Technologies, Inc.(A)	—	*	74
Fortinet, Inc.(A)	—	*	43
Garter, Inc., Class A(A)	—	*	45
Global Payments, Inc.	1		149
GoDaddy, Inc., Class A(A)	1		34
Hewlett Packard Enterprise Co.	4		58
Hewlett-Packard Co.	4		80
Intel Corp.	11		653
International Business Machines Corp.	2		269
Intuit, Inc.	1		162
Juniper Networks, Inc.	1		26
Keysight Technologies, Inc.(A)	1		56
KLA Corp.	—	*	85
Lam Research Corp.	—	*	129
Leidos Holdings, Inc.	—	*	35
Marvell Technology Group Ltd.	2		51
MasterCard, Inc., Class A	2		649
Maxim Integrated Products, Inc.	1		53
Microchip Technology, Inc.(B)	1		72
Micron Technology, Inc.(A)	3		143
Microsoft Corp.	18		2,770
Motorola Solutions, Inc.	—	*	76
NetApp, Inc.	1		45
NortonLifeLock, Inc.	2		49
NVIDIA Corp.	1		346
Okta, Inc.(A)	—	*	36
ON Semiconductor Corp.(A)	1		36
Oracle Corp.	5		290
Palo Alto Networks, Inc.(A)	—	*	63
Paychex, Inc.	1		57
Paycom Software, Inc.(A)	—	*	39
PayPal, Inc.(A)	3		295
PTC, Inc.(A)	—	*	32
Qorvo, Inc.(A)	—	*	43
QUALCOMM, Inc.	3		268
salesforce.com, Inc.(A)	2		325
Seagate Technology	1		42
ServiceNow, Inc.(A)	—	*	137
Skyworks Solutions, Inc.	—	*	57
Snap, Inc., Class A(A)	2		34
Splunk, Inc.(A)	—	*	63
Square, Inc., Class A(A)	1		54
SS&C Technologies Holdings, Inc.	1		40
Synopsys, Inc.(A)	—	*	58
TE Connectivity Ltd.	1		81
Texas Instruments, Inc.	2		287
Trimble Navigation Ltd.(A)	1		40
Twilio, Inc., Class A(A)(B)	—	*	32
VeriSign, Inc.(A)	—	*	59
Visa, Inc., Class A	4		769
VMware, Inc., Class A(A)	—	*	34
Western Digital Corp.	1		49
Workday, Inc., Class A(A)	—	*	64
Xilinx, Inc.	1		78

Zebra Technologies Corp., Class A(A)(C)	—	*	41

			15,677

Materials – 1.6%
Air Products and Chemicals, Inc.	1		127
Avery Dennison Corp.	—	*	44
Ball Corp.	1		63
Celanese Corp., Series A	—	*	49
Corteva, Inc.	2		55
Crown Holdings, Inc.(A)	—	*	31
Dow, Inc.	2		107
DuPont De Nemours, Inc.	2		120
Eastman Chemical Co.	1		45
Ecolab, Inc.	1		114
FMC Corp.	—	*	46
Freeport-McMoRan Copper & Gold, Inc., Class B	4		49
International Flavors & Fragrances, Inc.(B)	—	*	34
International Paper Co.	1		45
LyondellBasell Industries N.V., Class A	1		80
Martin Marietta Materials, Inc.	—	*	50
Mosaic Co. (The)	1		32
Newmont Goldcorp Corp.	2		87
Nucor Corp.	1		49
Packaging Corp. of America	—	*	29
PPG Industries, Inc.	1		90
Sherwin-Williams Co. (The)	—	*	126
Vulcan Materials Co.	—	*	53
WestRock Co.	1		40
Weyerhaeuser Co.	3		82

			1,647

Real Estate – 1.7%
Alexandria Real Estate Equities, Inc.	—	*	59
American Tower Corp., Class A	1		249
AvalonBay Communities, Inc.	—	*	70
Boston Properties, Inc.	1		69
CB Richard Ellis Group, Inc.(A)	1		48
Crown Castle International Corp.	1		140
Digital Realty Trust, Inc.	1		66
Duke Realty Corp.	2		58
Equinix, Inc.	—	*	131
Equity Residential	1		70
Essex Property Trust, Inc.	—	*	54
Extra Space Storage, Inc.	—	*	42
Healthpeak Properties, Inc.	1		51
Hilton Worldwide Holdings, Inc.	1		84
Host Hotels & Resorts, Inc.	3		50
Invitation Homes, Inc.	2		46
Iron Mountain, Inc.	1		35
Mid-America Apartment Communities, Inc.	—	*	44
ProLogis, Inc.	2		146
Public Storage, Inc.	—	*	69
Realty Income Corp.	1		62
Simon Property Group, Inc.	1		112
Sun Communities, Inc.	—	*	46
UDR, Inc.	1		39
Ventas, Inc.	1		58
W.P. Carey, Inc.	1		42
Welltower, Inc.	1		82

			2,022

Utilities – 1.8%
AES Corp. (The)	2		44
Alliant Energy Corp.	1		35
Ameren Corp.	1		41
American Electric Power Co., Inc.	1		96

American Water Works Co., Inc.	—	*	57
Atmos Energy Corp.	—	*	34
CenterPoint Energy, Inc.	1		38
CMS Energy Corp.	1		44
Consolidated Edison, Inc.	1		57
Dominion Energy, Inc.	2		152
DTE Energy Co.	—	*	48
Duke Energy Corp.	2		148
Edison International	1		72
Entergy Corp.	—	*	51
Evergy, Inc.	1		41
Eversource Energy	1		66
Exelon Corp.	2		93
FirstEnergy Corp.	1		62
NextEra Energy, Inc.	1		265
NiSource, Inc.	1		33
NRG Energy, Inc.	1		36
Pinnacle West Capital Corp.	—	*	28
PPL Corp.	2		73
Public Service Enterprise Group, Inc.	1		69
Sempra Energy	1		101
Southern Co. (The)	2		151
UGI Corp.	1		31
Vistra Energy Corp.	1		27
WEC Energy Group, Inc.	1		67
Xcel Energy, Inc.	1		66

			2,126

Total United States - 55.8%			$67,365

TOTAL COMMON STOCKS – 99.1%			$121,992
(Cost: $102,464)

PREFERRED STOCKS

Germany

Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	1		105

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	—	*	48

Total Germany - 0.2%			$153
South Korea
Information Technology – 0.1%
Samsung Electronics Co. Ltd.	2		80

Total South Korea - 0.1%			$80

TOTAL PREFERRED STOCKS – 0.3%			$233
(Cost: $218)

RIGHTS
Spain – 0.0%
Repsol YPF S.A.	3		1

TOTAL RIGHTS – 0.0%			$1
(Cost: $2)

WARRANTS
Thailand – 0.0%
BTS Group Holdings Public Co. Ltd., Expires 12-30-40(D)	8		$—

TOTAL WARRANTS – 0.0%			$—
(Cost: $–)

SHORT-TERM SECURITIES
Money Market Funds (E) – 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class
1.550%	72	72
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
1.550% (F)	579	579

		651

TOTAL SHORT-TERM SECURITIES – 0.5%		$651
(Cost: $651)

TOTAL INVESTMENT SECURITIES – 99.9%		$122,877
(Cost: $103,335)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		167

NET ASSETS – 100.0%		$123,044

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $783 are on loan.
(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $304 or 0.2% of net assets.

(D)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the annualized 7-day yield at December 31, 2019.
(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Communication Services	$9,249	$1,258	$—
Consumer Discretionary	9,919	2,527	—
Consumer Staples	8,047	2,025	—
Energy	5,888	597	—
Financials	16,322	4,171	—
Health Care	11,356	3,011	—
Industrials	9,019	3,688	—
Information Technology	18,570	2,361	—
Materials	4,554	1,416	—
Real Estate	3,125	782	—
Utilities	3,339	768	—

Total Common Stocks	$99,388	$22,604	$—
Preferred Stocks	—	233	—
Rights	1	—	—
Short-Term Securities	651	—	—

Total	$100,040	$22,837	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$103,335

Gross unrealized appreciation	23,605

Gross unrealized depreciation	(4,063)

Net unrealized appreciation	$19,542